Share Capital and Reserves (Details) - Schedule of share capital and issuance premium increased (Parentheticals) - shares			1 Months Ended
		Jan. 02, 2021	Aug. 31, 2022	Nov. 30, 2021
Schedule Of Share Capital And Issuance Premium Increased Abstract
Share capital issuance of shares	[1]	27,777,777	6,911,710	37,500,000
Issuance premium issuance of shares	[1]	27,777,777	6,911,710	37,500,000

[1]	net of expenses